Intangible Assets, Net (Impairment of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses	$ 19.9	$ 20.2
RaidCall [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses		$ 15.3
MoboTap [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses	$ 8.9